UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2003

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		June 4, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of
       this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	98

Form 13F Information Table Value Total:	$118,382	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole
ADMINISTAFF INC COM
007094105
$779
124,700
Sole
None
124,700
ALLTEL CORP COM
020039103
$870
19,434
Sole
None
19,434
AMERICAN EXPRESS CO COM
025816109
$643
19,340
Sole
None
19,340
AMERICAN INTL GROUP COM
026874107
$606
12,264
Sole
None
12,264
AOL TIME WARNER INC COM
00184a105
$1,460
134,452
Sole
None
134,452
AT&T CORP COM
001957505
$329
20,308
Sole
None
20,308
BAKER HUGHES INC COM
057224107
$1,070
35,750
Sole
None
35,750
BANKAMERICA CORP NEW COM
060505104
$487
7,283
Sole
None
7,283
BEAZER HOMES USA INC COM
07556Q105
$1,308
22,244
Sole
None
22,244
BIG LOTS INC COM
089302103
$1,672
148,600
Sole
None
148,600
BJS WHOLESALE CLUB INC COM
05548J106
$703
62,200
Sole
None
62,200
BRIGHT HORIZON FAMILY COM
109195107
$2,436
86,950
Sole
None
86,950
BRINKER INTL INC COM
109641100
$2,885
94,595
Sole
None
94,595
BRITISH PETE PLC AMERN SH
055622104
$616
15,952
Sole
None
15,952
CAMDEN PPTY TR SH BEN INT
133131102
$1,820
56,165
Sole
None
56,165
CANADIAN NATL RY CO COM
136375102
$1,164
27,200
Sole
None
27,200
CARDINAL HEALTH
14149Y108
$1,901
33,375
Sole
None
33,375
CATERPILLAR INC DEL COM
149123101
$1,336
27,150
Sole
None
27,150
CENDANT CORP COM
151313103
$2,271
178,810
Sole
None
178,810
CENTEX CORP COM
152312104
$951
17,500
Sole
None
17,500
CENTURYTEL INC COM
156700106
$1,119
40,558
Sole
None
40,558
CHART INDS INC COM
16115Q100
$144
218,300
Sole
None
218,300
CHEVRONTEXACO CORP COM
166764100
$385
5,952
Sole
None
5,952
CISCO SYS INC COM
17275R102
$1,401
107,910
Sole
None
107,910
CITIGROUP INC COM
172967101
$600
17,428
Sole
None
17,428
COMCAST CORP CL A
20030n101
$1,360
47,572
Sole
None
47,572
DELPHI AUTOMOTIVE SYS CORP
COM
247126105
$159
23,311
Sole
None
23,311
DISNEY WALT CO COM
254687106
$1,956
114,925
Sole
None
114,925
DUKE REALTY INVT INC COM
NEW
264411505
$1,384
51,300
Sole
None
51,300
E M C CORP MASS COM
268648102
$157
21,695
Sole
None
21,695
EASTMAN KODAK CO COM
277461109
$1,403
47,395
Sole
None
47,395
EOG RES INC COM
26875P101
$1,885
47,640
Sole
None
47,640
EXXON CORP COM
30231G102
$779
22,293
Sole
None
22,293
FIRSTMERIT CORP COM
337915102
$1,861
100,947
Sole
None
100,947
FLUOR CORP COM
343412102
$1,128
33,500
Sole
None
33,500
FRANKLIN RES INC COM
354613101
$1,021
31,025
Sole
None
31,025
GATX CORP COM
361448103
$783
54,100
Sole
None
54,100
GENCORP INC COM
368682100
$1,035
165,652
Sole
None
165,652
GENERAL ELEC CO COM
369604103
$2,255
88,431
Sole
None
88,431
GENERAL MTRS CORP CL H
NEW
370442832
$156
13,893
Sole
None
13,893
GENERAL MTRS CORP COM
370442105
$471
14,018
Sole
None
14,018
HALLIBURTON CO COM
406216101
$1,481
71,435
Sole
None
71,435
HARTFORD FINL SVCS COM
416515104
$374
10,600
Sole
None
10,600
HCA-THE HEALTHCARE
COMPANY
404119109
$2,479
59,947
Sole
None
59,947
HEWLETT-PACKARD
428236103
$1,703
109,504
Sole
None
109,504
HILFIGER TOMMY CORP ORD
G8915Z102
$939
129,850
Sole
None
129,850
HORACE MANN EDUCTR CP
COM
440327104
$1,141
86,994
Sole
None
86,994
HUFFY CORP COM
444356109
$207
42,000
Sole
None
42,000
INTEL CORP COM
458140100
$1,884
115,707
Sole
None
115,707
INTERNATIONAL BUS MACH
COM
459200101
$314
4,004
Sole
None
4,004
INTL PAPER CO COM
460146103
$256
7,576
Sole
None
7,576
ITT INDS INC IND COM
450911102
$1,378
25,800
Sole
None
25,800
J P MORGAN CHASE & CO COM
46625H100
$689
29,062
Sole
None
29,062
JOHNSON & JOHNSON COM
478160104
$502
8,679
Sole
None
8,679
KENNAMETAL INC COM
489170100
$1,737
61,750
Sole
None
61,750
KIMBERLY CLARK CORP COM
494368103
$290
6,376
Sole
None
6,376
KRAMONT RLTY TR PFD D 9.50%
50075Q305
$250
10,000
Sole
None
10,000
LEHMAN BROS HLDGS INC COM
524908100
$2,568
44,460
Sole
None
44,460
LOEWS CORP COM
540424108
$885
22,224
Sole
None
22,224
LUBRIZOL CORP COM
549271104
$786
26,200
Sole
None
26,200
LUCENT TECHNOLOGIES COM
549463107
$25
16,700
Sole
None
16,700
MASSEY ENERGY CORP COM
576206106
$224
23,800
Sole
None
23,800
MERCK & CO INC COM
589331107
$3,321
60,629
Sole
None
60,629
MORGAN STANLEY DEAN
WITTER & CO NEW
617446448
$293
7,639
Sole
None
7,639
MOTOROLA
620076109
$1,105
133,740
Sole
None
133,740
NATIONAL CITY CORP COM
635405103
$418
15,000
Sole
None
15,000
NATIONAL SEMICONDUCTOR
COM
637640103
$1,638
96,100
Sole
None
96,100
NATIONWIDE FINL SVCS CL A
638612101
$1,112
45,625
Sole
None
45,625
NORDSON CORP COM
655663102
$1,857
77,100
Sole
None
77,100
NORDSTROM INC
655664100
$1,705
105,240
Sole
None
105,240
NORTHROP GRUMMAN CORP
COM
666807102
$1,520
17,717
Sole
None
17,717
OHIO SVGS FINL CORP COM
677502106
$1,178
237
Sole
None
237
OMNICARE INC COM
681904108
$1,333
49,000
Sole
None
49,000
ORACLE SYSTEMS
68389X105
$1,579
145,555
Sole
None
145,555
OWENS & MINOR INC NEW COM
690732102
$2,399
136,704
Sole
None
136,704
PFIZER INC COM
717081103
$321
10,310
Sole
None
10,310
POLYONE CORP COM
73179p106
$171
43,750
Sole
None
43,750
POST PPTYS INC COM
737464107
$273
11,300
Sole
None
11,300
PROCTER & GAMBLE CO COM
742718109
$285
3,200
Sole
None
3,200
PROGRESSIVE CORP OHIO COM
743315103
$7,442
125,473
Sole
None
125,473
QUALITY DINING INC COM
74756P105
$133
56,700
Sole
None
56,700
SBC COMMUNICATIONS INC
COM
78387G103
$1,244
61,993
Sole
None
61,993
SCHLUMBERGER LTD COM
806857108
$2,003
52,700
Sole
None
52,700
SCUDDER NEW ASIA FD COM
811183102
$420
56,450
Sole
None
56,450
SIMON PPTY GROUP NEW COM
828806109
$1,545
43,108
Sole
None
43,108
ST PAUL CO
792860108
$2,087
65,627
Sole
None
65,627
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$2,215
93,114
Sole
None
93,114
STERIS CORP COM
859152100
$1,585
60,602
Sole
None
60,602
TERADYNE INC COM
880770102
$780
67,050
Sole
None
67,050
TETRA TECH INC NEW COM
88162G103
$1,741
123,135
Sole
None
123,135
TJX COS INC NEW COM
872540109
$506
28,750
Sole
None
28,750
TRANSOCEAN SEDCO FOREX
INC
g90078109
$1,450
70,917
Sole
None
70,917
UBS AG ORD
H8920M855
$539
12,619
Sole
None
12,619
VERIZON COMMUNICATIONS
COM
92343V104
$1,239
35,048
Sole
None
35,048
WACHOVIA CORP 2ND NEW
COM
929903102
$2,536
74,433
Sole
None
74,433
WAL-MART STORES
931142103
$267
5,135
Sole
None
5,135
WEBSENSE INC COM
947684106
$830
56,500
Sole
None
56,500
WILD OATS MARKETS INC COM
96808B107
$2,450
264,609
Sole
None
264,609









$118,382